Summary of Significant Accounting Policies: Concentrations of Credit Risk (Policies)	12 Months Ended
Mar. 31, 2017
Predecessor
Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments and related items which potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit of $250,000.  As of March 31, 207 and 2016 the Company had no amounts in excess of the FDIC insurance limit.